INVESTMENT MANAGEMENT

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VOYA INVESTMENT MANAGEMENT

7337 EAST DOUBLETREE RANCH ROAD, SUITE 100 SCOTTSDALE, AZ 85258

July 31, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	Voya Equity Trust (the “Registrant”)
Registration Statement on Form N-14 (File No. 333-280487)

Dear Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), this is to certify on behalf of the Registrant that the Proxy Statement/Prospectus and Statement of Additional Information relating to the reorganizations of each of Voya Global Diversified Payment Fund and Voya Global Perspectives® Fund, each a series of Voya Mutual Funds, into Voya Global Income & Growth Fund, a series of the Registrant, that would have been filed pursuant to Rule 497(b) under the 1933 Act would not have differed from those contained in Pre- Effective Amendment No. 1 (the “Amendment”) to the Registrant’s Registration Statement on Form N-14 (the “Registration Statement”) filed with the U.S. Securities and Exchange Commission, via the EDGAR system, on July 26, 2024. The Amendment became effective on July 26, 2024 and is the most recent amendment to the Registration Statement.

Should you have any questions or comments regarding this filing, please contact Angela Gomez at (480) 477-2313 or the undersigned at (212) 309-6566.

Regards,

/s/ Nicholas C.D. Ward Nicholas C.D. Ward

Assistant Vice President and Counsel

Voya Investment Management

cc:Huey P. Falgout, Jr., Esq. Voya Investments, LLC

Elizabeth J. Reza, Esq. Ropes & Gray LLP

Jessica Reece, Esq. Ropes & Gray LLP

Jeremy Smith, Esq. Ropes & Gray LLP